FT Vest U.S. Equity Equal Weight Buffer ETF - December Annual Total Returns	12 Months Ended
Dec. 31, 2025
FT Vest U.S. Equity Equal Weight Buffer ETF - December | FT Vest U.S. Equity Equal Weight Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	8.68%